LAND USE RIGHTS (Schedule of Land Use Rights) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LAND USE RIGHTS [Line items]
Cost of land use rights	$ 5,814,274	$ 4,421,007
Less: Accumulated amortization	(1,312,641)	(1,132,048)
Land use rights, net	4,501,633	3,288,959
Amortization expense	94,691	89,485	$ 93,094
Land use rights [Member]
LAND USE RIGHTS [Line items]
Unrealized foreign exchange translation gain/(loss)	$ 609,284	$ (43,921)	$ (181,553)